Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	17.67
Maximum Aggregate Offering Price	$ 3,534,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 488.05
Offering Note	(1) Consists of shares that are authorized for issuance under the Amended and Restated Farmers and Merchants Bancshares, Inc. 2023 Equity Compensation Plan (the "Plan"), which are in addition to the 11,394 shares that have not yet been issued under the Plan and were previously registered on a Form S-8. Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement also covers an indeterminable number of additional shares that may become issuable by operation of the anti-dilution provisions of the Plan. (2) Estimated solely for purposes of determining the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low sales prices of the shares on May 8, 2026 as reported through the OTC Markets Group, LLC's OTCID Market, which date is within five business days prior to the filing hereof.